Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Principal Outstanding	$ 2,515,272	$ 2,639,448
Unamortized debt issuance cost	(21,841)	(24,220)
Total	2,493,431	2,615,228
Short-term debt	10,190	10,190
Non-current debt	$ 2,483,241	$ 2,605,038